Revenue and segment information (Reconciliation of segment result to profit before income tax expense) (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense		¥ 2,801,733	¥ 13,813,138	¥ 22,958,050
PRC GAAP [member] | Reportable segment total [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense		2,141,806	17,312,598	26,927,070
PRC GAAP [member] | Loss related to the headquarter [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense		(170,210)	(699,054)	(327,262)
PRC GAAP [member] | Investment income from China Huaneng Finance Co., Ltd. ("Huaneng Finance") [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense		143,794	132,018	135,971
PRC GAAP [member] | Dividend income of available-for-sale financial assets [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense		124,918	105,337	99,071
PRC GAAP [member] | Gains on disposal of available-for-sale financial asset [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense		1,479,732	932,738	4,282
Impact of restatement under PRC GAAP in relation to business combination under common control (Note 40) [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense		0	(3,417,300)	(3,454,005)
Impact of other IFRS adjustments [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense	[2]	¥ (918,307)	¥ (553,199)	¥ (427,077)

[1]	Restated. The Company completed the acquisition of equity interests of four companies from Huaneng Group, see Note 40 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.
[2]	Other GAAP adjustments above primarily represented the classification adjustments and other adjustments. Other than the classification adjustments, the differences will be gradually eliminated following subsequent depreciation and amortization of related assets or the extinguishment of liabilities.